Borrowings - Carrying Amount Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	$ 4,767.6
Balance – December 31	6,414.1	$ 4,767.6
Holding Company
Carrying Value Of Borrowings [Roll Forward]
Balance – December 31	3,475.1
Insurance and reinsurance companies
Carrying Value Of Borrowings [Roll Forward]
Balance – December 31	1,373.0
Non-insurance companies
Carrying Value Of Borrowings [Roll Forward]
Balance – December 31	1,566.0
Gross carrying amount
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	4,767.6	3,351.5
Net cash inflows (outflows) from issuances and repayments	318.9	1,347.5
Acquisitions (note 23)	1,082.0	60.4
Loss on redemption	28.6	0.0
Foreign exchange effect and other	217.0	8.2
Balance – December 31	6,414.1	4,767.6
Gross carrying amount | Holding Company
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	3,472.5	2,599.0
Net cash inflows (outflows) from issuances and repayments	(174.2)	832.3
Acquisitions (note 23)	0.0	0.0
Loss on redemption	28.6	0.0
Foreign exchange effect and other	148.2	41.2
Balance – December 31	3,475.1	3,472.5
Gross carrying amount | Insurance and reinsurance companies
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	435.5	468.5
Net cash inflows (outflows) from issuances and repayments	67.5	0.0
Acquisitions (note 23)	860.5	0.0
Loss on redemption	0.0	0.0
Foreign exchange effect and other	9.5	(33.0)
Balance – December 31	1,373.0	435.5
Gross carrying amount | Non-insurance companies
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	859.6	284.0
Net cash inflows (outflows) from issuances and repayments	425.6	515.2
Acquisitions (note 23)	221.5	60.4
Loss on redemption	0.0	0.0
Foreign exchange effect and other	59.3	0.0
Balance – December 31	$ 1,566.0	$ 859.6